Interests in subsidiaries	12 Months Ended
Jun. 30, 2024
Disclosure of subsidiaries [abstract]
Interests in subsidiaries
Note 28. Interests in subsidiaries
The consolidated financial statements incorporate the assets, liabilities and results of the following subsidiaries in accordance with the accounting policy described in note 2:

		Beneficial Ownership interest
Name	Principal place of business / Country of incorporation	30 June 2024%	30 June 2023%

Iris Energy Custodian Pty Ltd	Australia	100%	100%
Iris Energy Holdings Pty Ltd	Australia	100%	100%
SA 1 Holdings Pty Ltd	Australia	100%	100%
SA 2 Holdings Pty Ltd	Australia	100%	100%
TAS 1 Holdings Pty Ltd	Australia	100%	100%
Podtech Data Centers Inc.	Canada	100%	100%
IE CA Compute Ltd.	Canada	100%	-%
IE CA Leasing Ltd.	Canada	100%	-%
IE CA 1 Holdings Ltd.	Canada	100%	100%
IE CA 2 Holdings Ltd.	Canada	100%	100%
IE CA 5 Holdings Ltd.	Canada	100%	100%
IE CA Development Holdings Ltd.	Canada	100%	100%
IE CA Development Holdings 2 Ltd.	Canada	100%	100%
IE CA Development Holdings 3 Ltd.	Canada	100%	100%
IE CA Development Holdings 4 Ltd.	Canada	100%	100%
IE CA Development Holdings 5 Ltd.	Canada	100%	100%
IE CA Development Holdings 7 Ltd.	Canada	100%	100%
IE US 1, Inc.	United States of America	100%	100%
IE US Holdings Inc.	United States of America	100%	100%
IE US Development Holdings 1 Inc.	United States of America	100%	100%
IE US Development Holdings 3 Inc.	United States of America	100%	100%
IE US Development Holdings 4 Inc.	United States of America	100%	100%
IE US Development Holdings 5 Inc.	United States of America	100%	100%
IE US Development Holdings 6 Inc.	United States of America	100%	-%
IE US Hardware 1 Inc.	United States of America	100%	100%
IE US Hardware 3 Inc.	United States of America	100%	100%
IE US Hardware 4 Inc.	United States of America	100%	100%
IE US Operations Inc.	United States of America	100%	100%